TRADE AND OTHER ACCOUNTS PAYABLE (Tables)	12 Months Ended
Dec. 31, 2021
TRADE AND OTHER ACCOUNTS PAYABLE
Schedule of trade and other current accounts payable

Classification	12.31.2021	12.31.2020
	ThCh$	ThCh$
Current	327,409,207	230,445,809
Non-current	256,273	295,279
Total	327,665,480	230,741,088

Item
	ThCh$	ThCh$
Trade accounts payable	248,163,428	163,361,078
Withholding tax	54,812,365	48,566,443
Others	24,689,687	18,813,567
Total	327,665,480	230,741,088